Chief Executive Officer Retirement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Retirement severance expense	$ 18,578	$ 0	$ 0
Employee Severance [Member] | Expected Cash Payment [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Retirement severance expense	11,800
Employee Severance [Member] | Taxes and Other Expenses [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Retirement severance expense	400
Nonvested Shares [Member] | Employee Severance [Member] | Accelerated Vesting of Shares [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Retirement severance expense	$ 5,000
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number	113,900
Stock Options [Member] | Employee Severance [Member] | Accelerated Vesting of Shares [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Retirement severance expense	$ 1,400
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number	101,640